Trade receivables - credit risk	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Trade receivables - credit risk

10	Trade receivables - credit risk

Fair value of trade receivables

The directors consider that the carrying amount of trade and other receivables is approximately equal to their fair value.

No significant receivable balances are impaired at the reporting end dates.